Fair Value Measurements (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding	$ 16,516,000,000		$ 16,811,000,000
Long term Debt, Fair Value	19,259,000,000		18,285,000,000
Other Temporary Investments
Estimated Fair Value	294,000,000		416,000,000
Debt And Equity Securities Within Other Temporary Investments [Abstract]
Proceeds From Investment Sales	268,000,000		455,000,000		35,000,000
Purchases of Investments	154,000,000		503,000,000		82,000,000
Gross Realized Gains on Investment Sales	4,000,000		16,000,000		0
Gross Realized Losses on Investment Sales	0		0		0
Accumulated Other Comprehensive Income Loss Activity for Other Temporary Investments [Abstract]
Balance in AOCI	4,000,000
Changes in Fair Value Recognized in AOCI	1,000,000
Amount of Gain Loss Reclassified from Accumulated Other Comprehensive Income to Interest Income on Statement of Income	(3,000,000)
Balance in AOCI	2,000,000		4,000,000
Nuclear Trust Fund Investments
Estimated Fair Value	1,592,000,000		1,515,000,000
Gross Unrealized Gains	281,000,000		209,000,000
Other-Than-Temporary Impairments	(85,000,000)		(126,000,000)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales	1,111,000,000		1,362,000,000		713,000,000
Purchases of Investments	1,167,000,000		1,415,000,000		771,000,000
Gross Realized Gains on Investment Sales	33,000,000		12,000,000		28,000,000
Gross Realized Losses on Investment Sales	22,000,000		2,000,000		1,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	1,592,000,000		1,515,000,000
Assets:
Cash and Cash Equivalents	221,000,000	[1]	294,000,000	[1]
Other Temporary Investments	294,000,000		416,000,000
Risk Management Assets
Risk Management Assets	596,000,000		642,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,592,000,000		1,515,000,000
Total Assets	2,703,000,000		2,867,000,000
Liabilities:
Risk Management Liabilities	345,000,000		270,000,000
Changes in the fair value of net trading derivatives and other investments
Beginning Balance	85,000,000		62,000,000		49,000,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	(10,000,000)	[2],[3]	5,000,000	[2],[3]	(4,000,000)	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	9,000,000	[2]	63,000,000	[2]	44,000,000	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	0		0		0
Purchases, Issuances and Settlements	(3,000,000)	[4]	(25,000,000)	[4]	(17,000,000)	[4]
Transfers into Level 3	13,000,000	[5],[6]	18,000,000	[5],[6]
Transfers out of Level 3	(12,000,000)	[6],[7]	(53,000,000)	[6],[7]
Transfers in and/or out of Level 3					(25,000,000)	[8]
Changes in Fair Value Allocated to Regulated Jurisdiction	(13,000,000)	[9]	15,000,000	[9]	15,000,000	[9]
Ending Balance	69,000,000		85,000,000		62,000,000
Fair Value Measurements (Textuals) [Abstract]
Other-than-temporary Impairments of Other Temporary Investments					9,000,000
Other-than-temporary Impairments of Other Temporary Investments, Net of Tax					6,000,000
Adjusted Cost of Debt Securities	862,000,000		835,000,000
Adjusted Cost of Domestic Equity Securities	431,000,000		451,000,000
Level 1 [Member]
Other Temporary Investments
Estimated Fair Value	269,000,000		278,000,000
Nuclear Trust Fund Investments
Estimated Fair Value	646,000,000		634,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	646,000,000		634,000,000
Assets:
Cash and Cash Equivalents	6,000,000	[1]	170,000,000	[1]
Other Temporary Investments	269,000,000		278,000,000
Risk Management Assets
Risk Management Assets	62,000,000		31,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	646,000,000		634,000,000
Total Assets	983,000,000		1,113,000,000
Liabilities:
Risk Management Liabilities	43,000,000		29,000,000
Level 2 [Member]
Other Temporary Investments
Estimated Fair Value	0		97,000,000
Nuclear Trust Fund Investments
Estimated Fair Value	933,000,000		869,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	933,000,000		869,000,000
Assets:
Cash and Cash Equivalents	0	[1]	0	[1]
Other Temporary Investments	0		97,000,000
Risk Management Assets
Risk Management Assets	1,322,000,000		1,481,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	933,000,000		869,000,000
Total Assets	2,255,000,000		2,447,000,000
Liabilities:
Risk Management Liabilities	1,294,000,000		1,343,000,000
Level 3 [Member]
Other Temporary Investments
Estimated Fair Value	0		0
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Assets:
Cash and Cash Equivalents	0	[1]	0	[1]
Other Temporary Investments	0		0
Risk Management Assets
Risk Management Assets	147,000,000		112,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Total Assets	147,000,000		112,000,000
Liabilities:
Risk Management Liabilities	78,000,000		27,000,000
Fair Value Inputs Other [Member]
Other Temporary Investments
Estimated Fair Value	25,000,000		41,000,000
Nuclear Trust Fund Investments
Estimated Fair Value	13,000,000		12,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	13,000,000		12,000,000
Assets:
Cash and Cash Equivalents	215,000,000	[1]	124,000,000	[1]
Other Temporary Investments	25,000,000		41,000,000
Risk Management Assets
Risk Management Assets	(935,000,000)		(982,000,000)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	13,000,000		12,000,000
Total Assets	(682,000,000)		(805,000,000)
Liabilities:
Risk Management Liabilities	(1,070,000,000)		(1,129,000,000)
Cash [Member]
Other Temporary Investments
Cost	216,000,000	[10]	225,000,000	[10]
Gross Unrealized Gains	0	[10]	0	[10]
Gross Unrealized Losses	0	[10]	0	[10]
Estimated Fair Value	216,000,000	[1]	225,000,000	[1]
Nuclear Trust Fund Investments
Estimated Fair Value	18,000,000	[11]	20,000,000	[11]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	18,000,000	[11]	20,000,000	[11]
Assets:
Other Temporary Investments	216,000,000	[1]	225,000,000	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	18,000,000	[11]	20,000,000	[11]
Cash [Member] | Level 1 [Member]
Other Temporary Investments
Estimated Fair Value	191,000,000	[1]	184,000,000	[1]
Nuclear Trust Fund Investments
Estimated Fair Value	0	[11]	0	[11]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[11]	0	[11]
Assets:
Other Temporary Investments	191,000,000	[1]	184,000,000	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[11]	0	[11]
Cash [Member] | Level 2 [Member]
Other Temporary Investments
Estimated Fair Value	0	[1]	0	[1]
Nuclear Trust Fund Investments
Estimated Fair Value	5,000,000	[11]	8,000,000	[11]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	5,000,000	[11]	8,000,000	[11]
Assets:
Other Temporary Investments	0	[1]	0	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	5,000,000	[11]	8,000,000	[11]
Cash [Member] | Level 3 [Member]
Other Temporary Investments
Estimated Fair Value	0	[1]	0	[1]
Nuclear Trust Fund Investments
Estimated Fair Value	0	[11]	0	[11]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[11]	0	[11]
Assets:
Other Temporary Investments	0	[1]	0	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[11]	0	[11]
Cash [Member] | Fair Value Inputs Other [Member]
Other Temporary Investments
Estimated Fair Value	25,000,000	[1]	41,000,000	[1]
Nuclear Trust Fund Investments
Estimated Fair Value	13,000,000	[11]	12,000,000	[11]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	13,000,000	[11]	12,000,000	[11]
Assets:
Other Temporary Investments	25,000,000	[1]	41,000,000	[1]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	13,000,000	[11]	12,000,000	[11]
Fixed Income Funds [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	66,000,000		26,000,000
Other-Than-Temporary Impairments	(5,000,000)		(3,000,000)
Mutual Funds Fixed Income [Member]
Other Temporary Investments
Cost	64,000,000		69,000,000
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Estimated Fair Value	64,000,000		69,000,000
Assets:
Other Temporary Investments	64,000,000		69,000,000
Mutual Funds Fixed Income [Member] | Level 1 [Member]
Other Temporary Investments
Estimated Fair Value	64,000,000		69,000,000
Assets:
Other Temporary Investments	64,000,000		69,000,000
Mutual Funds Fixed Income [Member] | Level 2 [Member]
Other Temporary Investments
Estimated Fair Value	0		0
Assets:
Other Temporary Investments	0		0
Mutual Funds Fixed Income [Member] | Level 3 [Member]
Other Temporary Investments
Estimated Fair Value	0		0
Assets:
Other Temporary Investments	0		0
Mutual Funds Fixed Income [Member] | Fair Value Inputs Other [Member]
Other Temporary Investments
Estimated Fair Value	0		0
Assets:
Other Temporary Investments	0		0
Variable Rate Demand Notes [Member]
Other Temporary Investments
Cost	0		97,000,000
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Estimated Fair Value			97,000,000
Assets:
Other Temporary Investments			97,000,000
Variable Rate Demand Notes [Member] | Level 1 [Member]
Other Temporary Investments
Estimated Fair Value			0
Assets:
Other Temporary Investments			0
Variable Rate Demand Notes [Member] | Level 2 [Member]
Other Temporary Investments
Estimated Fair Value			97,000,000
Assets:
Other Temporary Investments			97,000,000
Variable Rate Demand Notes [Member] | Level 3 [Member]
Other Temporary Investments
Estimated Fair Value			0
Assets:
Other Temporary Investments			0
Variable Rate Demand Notes [Member] | Fair Value Inputs Other [Member]
Other Temporary Investments
Estimated Fair Value			0
Assets:
Other Temporary Investments			0
Domestic [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	646,000,000	[12]	634,000,000	[12]
Gross Unrealized Gains	215,000,000		183,000,000
Other-Than-Temporary Impairments	(80,000,000)		(123,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	646,000,000	[12]	634,000,000	[12]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	646,000,000	[12]	634,000,000	[12]
Domestic [Member] | Level 1 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	646,000,000	[12]	634,000,000	[12]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	646,000,000	[12]	634,000,000	[12]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	646,000,000	[12]	634,000,000	[12]
Domestic [Member] | Level 2 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0	[12]	0	[12]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[12]	0	[12]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[12]	0	[12]
Domestic [Member] | Level 3 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0	[12]	0	[12]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[12]	0	[12]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[12]	0	[12]
Domestic [Member] | Fair Value Inputs Other [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0	[12]	0	[12]
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0	[12]	0	[12]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[12]	0	[12]
Mutual Funds Equity [Member]
Other Temporary Investments
Cost	11,000,000		18,000,000
Gross Unrealized Gains	3,000,000		7,000,000
Gross Unrealized Losses	0		0
Estimated Fair Value	14,000,000	[12]	25,000,000	[12]
Assets:
Other Temporary Investments	14,000,000	[12]	25,000,000	[12]
Mutual Funds Equity [Member] | Level 1 [Member]
Other Temporary Investments
Estimated Fair Value	14,000,000	[12]	25,000,000	[12]
Assets:
Other Temporary Investments	14,000,000	[12]	25,000,000	[12]
Mutual Funds Equity [Member] | Level 2 [Member]
Other Temporary Investments
Estimated Fair Value	0	[12]	0	[12]
Assets:
Other Temporary Investments	0	[12]	0	[12]
Mutual Funds Equity [Member] | Level 3 [Member]
Other Temporary Investments
Estimated Fair Value	0	[12]	0	[12]
Assets:
Other Temporary Investments	0	[12]	0	[12]
Mutual Funds Equity [Member] | Fair Value Inputs Other [Member]
Other Temporary Investments
Estimated Fair Value	0	[12]	0	[12]
Assets:
Other Temporary Investments	0	[12]	0	[12]
Cash and Cash Equivalents [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains	0		0
Other-Than-Temporary Impairments	0		0
US Government Agencies Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	544,000,000		461,000,000
Gross Unrealized Gains	61,000,000		23,000,000
Other-Than-Temporary Impairments	(1,000,000)		(1,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	544,000,000		461,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	544,000,000		461,000,000
US Government Agencies Debt Securities [Member] | Level 1 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Level 2 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	544,000,000		461,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	544,000,000		461,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	544,000,000		461,000,000
US Government Agencies Debt Securities [Member] | Level 3 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Fair Value Inputs Other [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	54,000,000		59,000,000
Gross Unrealized Gains	5,000,000		4,000,000
Other-Than-Temporary Impairments	(2,000,000)		(2,000,000)
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	54,000,000		59,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	54,000,000		59,000,000
Corporate Debt Securities [Member] | Level 1 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Level 2 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	54,000,000		59,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	54,000,000		59,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	54,000,000		59,000,000
Corporate Debt Securities [Member] | Level 3 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Fair Value Inputs Other [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	330,000,000		341,000,000
Gross Unrealized Gains	0		(1,000,000)
Other-Than-Temporary Impairments	(2,000,000)		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	330,000,000		341,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	330,000,000		341,000,000
State and Local Jurisdiction [Member] | Level 1 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Level 2 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	330,000,000		341,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	330,000,000		341,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	330,000,000		341,000,000
State and Local Jurisdiction [Member] | Level 3 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Fair Value Inputs Other [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	0		0
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Dedesignated Risk Management Contracts [Member]
Risk Management Assets
Risk Management Assets	28,000,000	[13]	46,000,000	[13]
Dedesignated Risk Management Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[13]	0	[13]
Dedesignated Risk Management Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	0	[13]	0	[13]
Dedesignated Risk Management Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[13]	0	[13]
Dedesignated Risk Management Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	28,000,000	[13]	46,000,000	[13]
Other Temporary Investments [Member]
Other Temporary Investments
Cost	291,000,000		409,000,000
Gross Unrealized Gains	3,000,000		7,000,000
Gross Unrealized Losses	0		0
2011 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			(2,000,000)
2011 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			13,000,000
2011 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			18,000,000
2012 - 2014 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			2,000,000
2012 - 2014 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			66,000,000
2012 - 2014 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			24,000,000
2013 - 2015 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	7,000,000
2013 - 2015 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	50,000,000
2013 - 2015 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	44,000,000
2015 - 2016 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			12,000,000
2015 - 2016 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			16,000,000
2015 - 2018 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			(5,000,000)
2016 - 2017 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	11,000,000
2016 - 2017 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	18,000,000
2016 - 2018 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	(6,000,000)
2017 - 2028 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			16,000,000
2017 - 2028 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			27,000,000
2018 - 2030 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	8,000,000
2018 - 2030 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	26,000,000
2012 [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	62,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	62,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	62,000,000
2012 [Member] | Level 1 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	3,000,000
2012 [Member] | Level 2 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	21,000,000
2012 [Member] | Level 3 [Member]
Fair Value Measurements (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	(19,000,000)
One Year To Five Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	285,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	285,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	285,000,000
Five Year To Ten Year [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	350,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	350,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	350,000,000
After 10 years [Member]
Nuclear Trust Fund Investments
Estimated Fair Value	231,000,000
Contractual Maturities, Fair Value of Debt Securities
Contractual Maturities, Fair Value of Debt Securities	231,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	231,000,000
Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	548,000,000	[14],[15]	551,000,000	[14],[16]
Liabilities:
Risk Management Liabilities	278,000,000	[14],[15]	263,000,000	[14],[16]
Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	47,000,000	[14],[15]	20,000,000	[14],[16]
Liabilities:
Risk Management Liabilities	43,000,000	[14],[15]	25,000,000	[14],[16]
Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	1,299,000,000	[14],[15]	1,432,000,000	[14],[16]
Liabilities:
Risk Management Liabilities	1,209,000,000	[14],[15]	1,325,000,000	[14],[16]
Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	147,000,000	[14],[15]	112,000,000	[14],[16]
Liabilities:
Risk Management Liabilities	78,000,000	[14],[15]	27,000,000	[14],[16]
Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(945,000,000)	[14],[15]	(1,013,000,000)	[14],[16]
Liabilities:
Risk Management Liabilities	(1,052,000,000)	[14],[15]	(1,114,000,000)	[14],[16]
Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	20,000,000	[14]	13,000,000	[14]
Liabilities:
Risk Management Liabilities	25,000,000	[14]	2,000,000	[14]
Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	15,000,000	[14]	11,000,000	[14]
Liabilities:
Risk Management Liabilities	0	[14]	4,000,000	[14]
Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	23,000,000	[14]	17,000,000	[14]
Liabilities:
Risk Management Liabilities	43,000,000	[14]	13,000,000	[14]
Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[14]	0	[14]
Liabilities:
Risk Management Liabilities	0	[14]	0	[14]
Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(18,000,000)	[14]	(15,000,000)	[14]
Liabilities:
Risk Management Liabilities	(18,000,000)	[14]	(15,000,000)	[14]
Interest Rate Foreign Currency Hedges [Member]
Risk Management Assets
Risk Management Assets			25,000,000
Liabilities:
Risk Management Liabilities	42,000,000		4,000,000
Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities	0		0
Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			25,000,000
Liabilities:
Risk Management Liabilities	42,000,000		4,000,000
Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities	0		0
Interest Rate Foreign Currency Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities	0		0
Fair Value Hedges [Member]
Risk Management Assets
Risk Management Assets			7,000,000
Liabilities:
Risk Management Liabilities			1,000,000
Fair Value Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities			0
Fair Value Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets			7,000,000
Liabilities:
Risk Management Liabilities			1,000,000
Fair Value Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities			0
Fair Value Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets			0
Liabilities:
Risk Management Liabilities			$ 0

[1]	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 amounts primarily represent investments in money market funds.
[2]	Included in revenues on our statements of income.
[3]	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.
[4]	Represents the settlement of risk management commodity contracts for the reporting period.
[5]	Represents existing assets or liabilities that were previously categorized as Level 2.
[6]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[7]	Represents existing assets or liabilities that were previously categorized as Level 3.
[8]	Represents existing assets or liabilities that were either previously categorized as a higher level for which the inputs to the model became unobservable or assets and liabilities that were previously classified as Level 3 for which the lowest significant input became observable during the period.
[9]	Relates to the net gains (losses) of those contracts that are not reflected on our statements of income. These net gains (losses) are recorded as regulatory liabilities/assets.
[10]	Primarily represents amounts held for the payment of debt.
[11]	Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.
[12]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[13]	Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.
[14]	Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."
[15]	The December 31, 2011 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $3 million in 2012, $7 million in periods 2013-2015 and ($6) million in periods 2016-2018; Level 2 matures $21 million in 2012, $50 million in periods 2013-2015, $11 million in periods 2016-2017 and $8 million in periods 2018-2030; Level 3 matures ($19) million in 2012, $44 million in periods 2013-2015, $18 million in periods 2016-2017 and $26 million in periods 2018-2030. Risk management commodity contracts are substantially comprised of power contracts.
[16]	The December 31, 2010 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures ($2) million in 2011, $2 million in periods 2012-2014 and ($5) million in periods 2015-2018; Level 2 matures $13 million in 2011, $66 million in periods 2012-2014, $12 million in periods 2015-2016 and $16 million in periods 2017-2028; Level 3 matures $18 million in 2011, $24 million in periods 2012-2014, $16 million in periods 2015-2016 and $27 million in periods 2017-2028. Risk management commodity contracts are substantially comprised of power contracts.